Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.2%
AGL Energy Ltd.	63,001	$985,751
Aristocrat Leisure Ltd.	94,126	1,727,816
ASX Ltd.	39,677	2,080,536
Brambles Ltd.	219,904	1,865,092
Coca-Cola Amatil Ltd.	37,148	230,090
Cochlear Ltd.	7,534	993,375
CSL Ltd.	45,956	6,422,972
Dexus	191,021	1,680,627
Domino’s Pizza Enterprises Ltd.	8,801	266,367
Flight Centre Travel Group Ltd.	7,279	196,736
Goodman Group	229,188	2,122,892
GPT Group (The)	275,621	1,111,596
Insurance Australia Group Ltd.	445,029	2,468,282
Lendlease Group	87,620	820,229
Medibank Pvt Ltd.	675,452	1,359,693
Mirvac Group	516,570	1,028,954
REA Group Ltd.	12,321	692,904
Rio Tinto Ltd.	54,244	3,641,193
Scentre Group	930,482	2,501,794
Telstra Corp. Ltd.	783,393	1,863,702
Washington H Soul Pattinson & Co. Ltd.	29,367	475,202
Woodside Petroleum Ltd.	169,447	4,220,799

		38,756,602

Austria — 0.2%
OMV AG	26,368	1,411,043
Verbund AG	6,526	323,411

		1,734,454

Belgium — 0.1%
Colruyt SA	6,028	434,114
Proximus SADP	22,696	634,614

		1,068,728

Canada — 7.0%
Cameco Corp.	65,014	714,323
Canadian Imperial Bank of Commerce	62,255	5,220,775
Canadian National Railway Co.	97,396	9,009,782
Canadian Pacific Railway Ltd.	16,567	3,696,786
CCL Industries Inc., Class B, NVS	18,830	799,981
CGI Inc.(a)	22,847	1,637,776
CI Financial Corp.	74,309	1,064,477
Constellation Software Inc./Canada	3,267	2,870,817
Gildan Activewear Inc.	22,841	838,794
Great-West Lifeco Inc.	57,242	1,432,752
IA Financial Corp Inc.(a)	19,335	766,673
IGM Financial Inc.	11,318	311,304
Imperial Oil Ltd.	43,695	1,264,206
Intact Financial Corp.	23,120	1,883,871
Inter Pipeline Ltd.	80,852	1,311,471
Keyera Corp.	48,702	1,120,884
Magna International Inc.	45,196	2,505,401
Manulife Financial Corp.	278,381	5,105,307
Metro Inc.	20,591	742,390
Pembina Pipeline Corp.	95,639	3,405,522
Power Financial Corp.	33,160	787,094
PrairieSky Royalty Ltd.	35,152	504,598
Saputo Inc.	20,589	701,146
Sun Life Financial Inc.	101,424	4,196,595

Security	Shares	Value

Canada (continued)
West Fraser Timber Co. Ltd.	8,537	$437,702

		52,330,427

Denmark — 2.9%
Chr Hansen Holding A/S	15,828	1,613,296
Coloplast A/S, Class B	15,312	1,650,804
Demant A/S(a)	9,791	308,649
DSV A/S	24,864	2,295,431
Novo Nordisk A/S, Class B	243,993	11,921,929
Novozymes A/S, Class B	43,689	2,034,380
Pandora A/S	20,098	842,338
Tryg A/S	26,864	820,238

		21,487,065

Finland — 1.9%
Elisa OYJ	34,175	1,448,887
Fortum OYJ	42,692	901,399
Kone OYJ, Class B	74,316	4,069,353
Nokian Renkaat OYJ	15,066	503,495
Orion OYJ, Class B	12,061	400,502
Sampo OYJ, Class A	89,357	4,081,806
UPM-Kymmene OYJ	64,010	1,801,292
Wartsila OYJ Abp	61,505	980,166

		14,186,900

France — 9.9%
Amundi SA(b)	11,056	793,609
AXA SA	296,190	7,881,923
Bureau Veritas SA	30,881	781,457
Faurecia SA	8,301	421,237
Hermes International	6,275	4,410,719
Ipsen SA	3,012	351,395
Kering SA	10,793	6,374,445
Legrand SA	29,636	2,176,121
L’Oreal SA	23,594	6,480,887
LVMH Moet Hennessy Louis Vuitton SE	35,642	13,942,457
SCOR SE	21,839	889,910
Societe BIC SA	3,266	281,287
Sodexo SA	9,813	1,124,488
Thales SA	13,813	1,647,871
TOTAL SA	476,922	26,481,146

		74,038,952

Germany — 9.5%
adidas AG	29,623	7,605,779
Allianz SE, Registered	70,783	17,039,343
BASF SE	113,725	9,238,972
Beiersdorf AG	8,551	933,778
Continental AG	13,827	2,283,480
Covestro AG(b)	39,915	2,180,722
Deutsche Post AG, Registered	124,524	4,312,222
E.ON SE	214,883	2,304,161
Hannover Rueck SE	10,804	1,627,322
Henkel AG & Co. KGaA	9,288	884,250
HOCHTIEF AG	2,761	411,536
HUGO BOSS AG	12,060	840,133
MTU Aero Engines AG	6,544	1,537,911
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	18,847	4,710,171
ProSiebenSat.1 Media SE	42,188	663,577
RTL Group SA	9,814	551,028
SAP SE	93,391	11,992,326
Siemens Healthineers AG(b)	11,822	503,724

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Symrise AG	12,061	$1,158,387
TUI AG	76,310	849,373

		71,628,195

Hong Kong — 8.3%
AIA Group Ltd.	2,510,000	25,578,619
ASM Pacific Technology Ltd.	50,600	585,950
CK Infrastructure Holdings Ltd.	125,500	1,018,986
CLP Holdings Ltd.	161,000	1,825,394
Dairy Farm International Holdings Ltd.	50,200	393,066
Galaxy Entertainment Group Ltd.	267,000	1,996,017
Hang Seng Bank Ltd.	175,700	4,613,430
Henderson Land Development Co. Ltd.	251,392	1,547,688
Hong Kong & China Gas Co. Ltd.	1,255,898	2,996,713
Hong Kong Exchanges & Clearing Ltd.	227,300	7,880,490
Hongkong Land Holdings Ltd.	200,800	1,399,576
Link REIT	251,000	2,927,384
Minth Group Ltd.	28,000	88,332
Power Assets Holdings Ltd.	126,500	881,988
Sands China Ltd.	404,800	2,223,836
Sino Land Co. Ltd.	502,000	883,014
Sun Hung Kai Properties Ltd.	166,000	2,864,914
Swire Properties Ltd.	200,800	815,189
Techtronic Industries Co. Ltd.	214,500	1,550,227

		62,070,813

Ireland — 0.4%
Kerry Group PLC, Class A	13,323	1,490,123
Kingspan Group PLC	17,068	896,726
Ryanair Holdings PLC, ADR(a)	3,784	293,790

		2,680,639

Israel — 0.5%
Bank Leumi Le-Israel BM	215,505	1,472,807
Check Point Software Technologies Ltd.(a)	17,319	2,091,443
Elbit Systems Ltd.	2,787	387,595

		3,951,845

Italy — 1.0%
Assicurazioni Generali SpA	171,704	3,329,018
Moncler SpA	38,164	1,564,114
Recordati SpA	11,807	476,223
Snam SpA	366,738	1,864,723

		7,234,078

Japan — 10.7%
ABC-Mart Inc.	100	6,213
Asahi Kasei Corp.	150,600	1,545,552
Calbee Inc.	100	2,747
Daicel Corp.	25,300	282,133
Daifuku Co. Ltd.	17,000	1,034,882
Daito Trust Construction Co. Ltd.	17,600	2,349,037
Daiwa House Industry Co. Ltd.	100,400	2,804,439
Disco Corp.	1,900	325,495
Fujitsu Ltd.	25,100	1,833,342
Hoshizaki Corp.	3,900	252,121
Hoya Corp.	25,100	1,761,226
Inpex Corp.	151,100	1,466,569
Japan Airlines Co. Ltd.	25,100	840,385
Japan Exchange Group Inc.	125,500	2,037,297
Japan Tobacco Inc.	100,400	2,322,158
JSR Corp.	25,300	383,447
Kakaku.com Inc.	50,400	1,031,758
Kao Corp.	50,600	3,887,625

Security	Shares	Value

Japan (continued)
KDDI Corp.	301,200	$6,870,470
Keyence Corp.	8,900	5,523,394
Koito Manufacturing Co. Ltd.	25,100	1,491,915
Kose Corp.	2,200	411,852
Kuraray Co. Ltd.	25,100	335,117
Lion Corp.	25,100	515,635
M3 Inc.	50,200	887,486
MISUMI Group Inc.	25,300	653,768
MonotaRO Co. Ltd.	25,100	577,385
MS&AD Insurance Group Holdings Inc.	50,900	1,571,216
Nabtesco Corp.	9,500	289,158
Nexon Co. Ltd.(a)	75,300	1,079,046
Nissan Chemical Corp.	25,100	1,111,048
Nitori Holdings Co. Ltd.	6,700	797,082
Nitto Denko Corp.	25,100	1,349,935
NTT DOCOMO Inc.	225,900	4,889,176
Obic Co. Ltd.	5,400	623,515
Oracle Corp. Japan	3,700	252,813
Osaka Gas Co. Ltd.	25,100	463,125
Otsuka Corp.	8,300	325,666
Pigeon Corp.	20,800	880,557
Pola Orbis Holdings Inc.	6,600	207,407
Recruit Holdings Co. Ltd.	126,500	3,781,086
Ryohin Keikaku Co. Ltd.	2,600	493,504
Seven Bank Ltd.	126,500	343,012
Shin-Etsu Chemical Co. Ltd.	50,200	4,701,109
Shionogi & Co. Ltd.	25,100	1,459,462
SMC Corp./Japan	5,500	2,274,568
Sompo Holdings Inc.	50,200	1,875,486
Sony Financial Holdings Inc.	25,300	514,973
Sysmex Corp.	10,100	576,029
T&D Holdings Inc.	75,900	815,393
Taisei Corp.	25,100	1,098,653
Tokyo Gas Co. Ltd.	50,200	1,274,212
Tosoh Corp.	25,600	410,290
Trend Micro Inc./Japan	20,600	1,028,382
Unicharm Corp.	25,300	828,909
USS Co. Ltd.	25,100	479,125
Yahoo Japan Corp.	476,900	1,267,451
Yamaguchi Financial Group Inc.	50,200	369,598
Yaskawa Electric Corp.	25,100	922,869
ZOZO Inc.	50,200	885,683

		80,672,986

Netherlands — 3.2%
ASML Holding NV	43,704	9,087,582
Koninklijke Vopak NV	12,815	570,881
Randstad NV	14,338	818,213
Unilever NV, CVA	163,675	9,897,919
Wolters Kluwer NV	48,461	3,377,012

		23,751,607

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	60,256	635,321
Meridian Energy Ltd.	124,755	337,788
Ryman Healthcare Ltd.	32,399	262,524
Spark New Zealand Ltd.	363,198	888,935

		2,124,568

Norway — 0.6%
Aker BP ASA	18,574	611,079
Gjensidige Forsikring ASA	38,180	739,758

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Mowi ASA	34,041	$735,734
Telenor ASA	136,544	2,734,828

		4,821,399

Portugal — 0.4%
Galp Energia SGPS SA	135,057	2,265,836
Jeronimo Martins SGPS SA	29,630	482,157

		2,747,993

Singapore — 0.8%
ComfortDelGro Corp. Ltd.	228,400	451,364
SATS Ltd.	101,200	388,831
Singapore Exchange Ltd.	234,400	1,270,843
Singapore Technologies Engineering Ltd.	253,200	736,609
Singapore Telecommunications Ltd.	1,255,200	2,923,144
Venture Corp. Ltd.	25,100	312,920

		6,083,711

Spain — 2.6%
Amadeus IT Group SA	71,286	5,665,817
Enagas SA	4,131	117,592
Endesa SA	42,678	1,062,288
Iberdrola SA	513,397	4,659,300
Industria de Diseno Textil SA	212,858	6,433,696
Mapfre SA	224,657	673,494
Red Electrica Corp. SA	39,129	810,602

		19,422,789

Sweden — 3.0%
Assa Abloy AB, Class B	109,450	2,332,496
Atlas Copco AB, Class A	138,317	4,294,944
Atlas Copco AB, Class B	77,082	2,191,617
Boliden AB	45,690	1,355,301
Electrolux AB, Series B	24,866	610,220
Epiroc AB, Class A(a)	115,225	1,190,211
Epiroc AB, Class B(a)	64,281	635,251
Hennes & Mauritz AB, Class B	140,333	2,444,181
Investor AB, Class B	62,022	2,953,397
L E Lundbergforetagen AB, Class B	10,320	352,366
Sandvik AB	143,335	2,648,293
Skanska AB, Class B	36,920	641,949
SKF AB, Class B	49,466	914,466

		22,564,692

Switzerland — 11.7%
ABB Ltd., Registered	199,307	4,101,539
Adecco Group AG, Registered	20,834	1,196,473
Baloise Holding AG, Registered	7,546	1,292,965
EMS-Chemie Holding AG, Registered	1,757	1,063,856
Geberit AG, Registered	7,534	3,159,252
Givaudan SA, Registered	1,276	3,304,577
Kuehne + Nagel International AG, Registered	12,056	1,751,610
Nestle SA, Registered	253,019	24,345,940
Partners Group Holding AG	5,522	4,159,654
Roche Holding AG, NVS	79,567	20,973,205
Schindler Holding AG, Participation Certificates, NVS	7,786	1,679,453
Schindler Holding AG, Registered	2,773	588,888
SGS SA, Registered	1,004	2,649,417
Sika AG, Registered	28,873	4,420,204
Swiss Life Holding AG, Registered	4,775	2,245,047
Swisscom AG, Registered	4,023	1,874,110
Temenos AG, Registered	8,312	1,381,799

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	23,874	$7,612,034

		87,800,023

United Kingdom — 19.0%
3i Group PLC	224,910	3,138,748
Admiral Group PLC	60,768	1,746,014
Ashtead Group PLC	64,032	1,771,346
Associated British Foods PLC	26,105	870,873
AstraZeneca PLC	128,035	9,557,429
Babcock International Group PLC	25,632	175,430
BAE Systems PLC	423,195	2,725,389
Berkeley Group Holdings PLC	23,597	1,155,430
BT Group PLC	1,539,150	4,595,918
Bunzl PLC	46,198	1,390,619
Burberry Group PLC	73,071	1,921,374
Centrica PLC	459,916	637,043
Compass Group PLC	222,154	5,047,921
Croda International PLC	22,319	1,507,472
Diageo PLC	275,628	11,618,692
Direct Line Insurance Group PLC	252,271	1,083,308
easyJet PLC	19,327	293,151
Experian PLC	142,826	4,142,842
Ferguson PLC	36,676	2,601,009
GlaxoSmithKline PLC	731,414	15,002,494
Hargreaves Lansdown PLC	90,868	2,673,644
Imperial Brands PLC	86,614	2,750,594
Intertek Group PLC	28,380	1,979,371
ITV PLC	828,308	1,475,579
Johnson Matthey PLC	25,613	1,114,237
Legal & General Group PLC	1,154,354	4,186,559
London Stock Exchange Group PLC	61,524	4,021,517
Mondi PLC	60,771	1,331,361
National Grid PLC	290,430	3,165,634
Next PLC	17,321	1,301,993
Persimmon PLC	64,030	1,866,450
Prudential PLC	380,792	8,612,879
RELX PLC	258,038	5,917,122
Rio Tinto PLC	165,665	9,643,025
Rolls-Royce Holdings PLC	318,770	3,800,753
Sage Group PLC (The)	138,062	1,305,608
Schroders PLC	29,886	1,233,891
Smith & Nephew PLC	62,521	1,206,689
Smiths Group PLC	39,425	782,510
SSE PLC	131,034	1,955,063
St. James’s Place PLC	104,669	1,530,307
Taylor Wimpey PLC	431,224	1,019,768
Unilever PLC	125,531	7,621,929
Whitbread PLC	21,605	1,256,175

		142,735,160

Total Common Stocks — 99.2% (Cost: $691,325,171)		743,893,626

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	11,548	501,885
Henkel AG & Co. KGaA, Preference Shares, NVS	14,560	1,472,482

		1,974,367

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares(a)(c)	22,632,670	$29,505

Total Preferred Stocks — 0.3% (Cost: $2,145,384)		2,003,872

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	165,841	165,841

Total Short-Term Investments — 0.0% (Cost: $165,841)		165,841

Total Investments in Securities — 99.5% (Cost: $693,636,396)		746,063,339

Other Assets, Less Liabilities — 0.5%		3,877,966

Net Assets — 100.0%		$749,941,305

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	23,363	(23,363)	—	$—	$4,270	(a)	$(9)	$(5)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,002	158,839	165,841	165,841	4,522		—	—

				$165,841	$8,792		$(9)	$(5)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$743,893,626	$—	$—	$743,893,626
Preferred Stocks	1,974,367	—	29,505	2,003,872
Money Market Funds	165,841	—	—	165,841

	$746,033,834	$—	$29,505	$746,063,339

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

4